Revenues - Summary of revenue from contracts with customers disaggregated by service lines (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues
Total revenues	¥ 2,629,787	$ 376,054	¥ 2,621,334	¥ 3,317,821
Revenue recognized at a point in time
Revenues
Total revenues	938,930	134,265	904,274	1,408,389
Revenue recognized over time
Revenues
Total revenues	¥ 1,690,857	$ 241,789	¥ 1,717,060	¥ 1,909,432